RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES
NOTE 13 -	RELATED PARTIES’ TRANSACTIONS AND BALANCES

The amounts in the table below refer to TAT-Engineering joint venture.

Transactions:

	Year ended December 31,
	2023	2022	2021

Revenue -
Sales to related-party Company (*)	-	$17	$88
Cost and expenses -
Supplies from related party (*)	-	-	$654

Balances:

	December 31,
	2023	2022

Trade receivables and other receivables (*)	-	-
Trade payables and other payables (*)	-	-

(*) includes mainly transactions with TAT-Engineering affiliated companies.